UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     $104,518 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chem            COM              009158106      690     9330 SH       SOLE                     7030              2300
Akami Technologies             COM              00971t101      268     8522 SH       SOLE                     1522              7000
Amgen Corp                     COM              031162100      874    14598 SH       SOLE                    12848              1750
Catalyst Health Solutions, Inc COM              14888b103      958    23149 SH       SOLE                    19349              3800
ChevronTexaco Corp             COM              166764100      899    11855 SH       SOLE                     9855              2000
Cisco Systems                  COM              17275R102     1504    57773 SH       SOLE                    45223             12550
Coca Cola Co                   COM              191216100      926    16840 SH       SOLE                    14520              2320
Colgate-Palmolive              COM              194162103     1184    13882 SH       SOLE                    11442              2440
Comcast Corp New 'A'           COM              20030N101     1026    54468 SH       SOLE                    44368             10100
ConocoPhillips                 COM              20825c104      809    15814 SH       SOLE                    13214              2600
Du Pont                        COM              263534109      857    23011 SH       SOLE                    18811              4200
Duke Energy Co                 COM              26441c105      873    53465 SH       SOLE                    44965              8500
EMC Corp Mass                  COM              268648102      938    51995 SH       SOLE                    42895              9100
Emerson Electric               COM              291011104     1145    22747 SH       SOLE                    19047              3700
Exelon Corp                    COM              30161n101      817    18660 SH       SOLE                    14990              3670
Exxon-Mobil                    COM              30231G102      852    12722 SH       SOLE                    10514              2208
General Electric Co            COM              369604103      724    39796 SH       SOLE                    33046              6750
Google Inc                     COM              38259p508     1328     2341 SH       SOLE                     1951               390
Home Depot Inc                 COM              437076102      929    28721 SH       SOLE                    24621              4100
Illinois Toolworks Inc         COM              452308109      207     4377 SH       SOLE                     1277              3100
Ingersoll-Rand Co              COM              g47791101     1122    32164 SH       SOLE                    24264              7900
Intel Corp                     COM              458140100     1159    51981 SH       SOLE                    42781              9200
iShares: DJ Telecom            COM              464287713      304    15165 SH       SOLE                    15165
iShares: FTSE China            COM              464287184      860    20425 SH       SOLE                    20425
iShares: MSCI EAFE             COM              464287465    12046   215176 SH       SOLE                   215176
iShares: Russell 2000          COM              464287655     4827    71193 SH       SOLE                    71193
iShares: Russell Midcap        COM              464287499     6113    68488 SH       SOLE                    68488
Jefferson Bancshares           COM              472375104       55    11646 SH       SOLE                    11646
Johnson & Johnson              COM              478160104     1098    16845 SH       SOLE                    13445              3400
JP Morgan Chase                COM              46625h100      208     4640 SH       SOLE                      640              4000
Medtronic Inc                  COM              585055106      681    15113 SH       SOLE                    13113              2000
Microsoft                      COM              594918104     1308    44646 SH       SOLE                    34846              9800
Oracle                         COM              68389X105     1021    39715 SH       SOLE                    31065              8650
Parker-Hannifin Corp           COM              701094104     1155    17848 SH       SOLE                    15048              2800
Pepsico Inc                    COM              713448108     1011    15285 SH       SOLE                    13245              2040
Procter & Gamble               COM              742718109     1077    17017 SH       SOLE                    14297              2720
PS: DB Agriculture             COM              73936b408     1543    63718 SH       SOLE                    63718
PS: DB Base Metals             COM              73936b705     1770    78613 SH       SOLE                    78613
Schlumberger                   COM              806857108     1058    16676 SH       SOLE                    13876              2800
SPDR S&P Biotech               COM              78464a870      960    16020 SH       SOLE                    13620              2400
SPDR: Emerging Europe          COM              78463x608      840    18425 SH       SOLE                    18425
SPDR: S&P 500                  COM              78462f103    20488   175109 SH       SOLE                   175109
SPDR: S&P Energy               COM              81369Y506     1004    17457 SH       SOLE                    14007              3450
SPDR: S&P Financial            COM              81369Y605     3714   232823 SH       SOLE                   208823             24000
SPDR:S&P Pharmaceuticals       COM              78464a722     1256    29727 SH       SOLE                    23527              6200
Sprint Nextel Corp             COM              852061100      748   196957 SH       SOLE                   166168             30789
T Rowe Price Group             COM              74144t108      234     4250 SH       SOLE                      650              3600
Target Corp                    COM              87612E106     1001    19021 SH       SOLE                    15351              3670
Texas Instruments              COM              882508104      683    27908 SH       SOLE                    24758              3150
US 12 Month Nat Gas            COM              91288x109      629    15499 SH       SOLE                    15499
US Oil Fund                    COM              91232n108      825    20467 SH       SOLE                    20467
VG: Emerging Markets           COM              922042858     2877    68260 SH       SOLE                    68260
VG: MCSI US Large Cap 300 Grow COM              921910816     2215    50841 SH       SOLE                    46816              4025
VG: Total US Stock Market      COM              922908769     8021   134610 SH       SOLE                   134610
Walgreens                      COM              931422109     1020    27514 SH       SOLE                    22154              5360
Walt Disney Co                 COM              254687106      925    26491 SH       SOLE                    23491              3000
Zimmer Hldg Inc                COM              98956p102      854    14426 SH       SOLE                    12826              1600